LOOMIS SAYLES BOND FUND
                         LOOMIS SAYLES GLOBAL BOND FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the Loomis Sayles Retail Income Funds Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

Effective September 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. As a result of these new arrangements, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
                                                                               TOTAL ANNUAL
                                                 DISTRIBUTION                      FUND
                                   MANAGE-MENT      (12B-1)         OTHER       OPERATING      FEE WAIVER/       NET
FUND/CLASS                            FEES           FEES         EXPENSES+      EXPENSES     REIMBURSEMENT  EXPENSES
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
LOOMIS SAYLES BOND FUND(1)
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Institutional Class                0.60%          0.00%          0.25%         0.85%           0.10%         0.75%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Retail Class                       0.60%          0.25%          0.33%         1.18%           0.18%         1.00%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Admin Class                        0.60%          0.25%         0.56%*         1.41%           0.16%         1.25%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
LOOMIS SAYLES GLOBAL BOND FUND(2)
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Institutional Class                0.60%          0.00%          0.19%         0.79%           0.04%         0.75%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Retail Class                       0.60%          0.25%          0.42%         1.27%           0.27%         1.00%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------

+  Other expenses have been restated to reflect current fees and expenses.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.75%, 1.00% and 1.25% of the Fund's average daily net assets for Institutional shares, Retail shares and Admin shares, respectively. This undertaking is in effect until January 31, 2006 and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.75% and 1.00% of the Fund's average daily net assets for Institutional shares and Retail shares, respectively. This undertaking is in effect until January 31, 2006 and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.

*  Other expenses include an administrative fee of 0.25% for Admin Class shares.

EXAMPLE

---------------------------------------------------- ------------ -------------- -------------- -------------
FUND/CLASS                                             1 YEAR*      3 YEARS*       5 YEARS*      10 YEARS*
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES BOND FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Institutional Class                                      $77          $261           $462          $1,040
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Retail Class                                             $102         $357           $632          $1,416
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Admin Class                                              $127         $431           $756          $1,677
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES GLOBAL BOND FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Institutional Class                                      $77          $248           $435            $974
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Retail Class                                             $102         $376           $671          $1,510
---------------------------------------------------- ------------ -------------- -------------- -------------

* The Examples for the Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. Reflects current fees and expenses.

                                                                   M-LSSP31-1005

                         LOOMIS SAYLES FIXED INCOME FUND
                  LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
              LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND
                LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
                LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the Loomis Sayles Funds Institutional Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

     (This supplement replaces the supplement for the Loomis Sayles Intermediate Duration Fixed Income Fund and Loomis Sayles Inflation Protected Securities Fund dated June 16, 2005)

Effective September 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
                                                                                 TOTAL ANNUAL
                                                 DISTRIBUTION                        FUND
                                                    (12B-1)          OTHER         OPERATING     FEE WAIVER/
FUND                          MANAGEMENT FEES        FEES          EXPENSES**      EXPENSES     REIMBURSE-MENT  NET EXPENSES
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
LOOMIS SAYLES FIXED INCOME
FUND(1)                            0.50%             0.00%           0.12%           0.62%          0.00%          0.62%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
LOOMIS SAYLES INSTITUTIONAL

HIGH INCOME FUND(2)                0.60%             0.00%           0.23%           0.83%          0.08%          0.75%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------

LOOMIS SAYLES INTERMEDIATE
DURATION FIXED INCOME FUND3*       0.25%             0.00%           0.35%           0.60%          0.20%          0.40%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------

LOOMIS SAYLES INVESTMENT
GRADE FIXED INCOME FUND(4)         0.40%             0.00%           0.15%           0.55%          0.00%          0.55%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
LOOMIS SAYLES INFLATION
PROTECTED SECURITIES FUND5*
                                   0.25%             0.00%           1.10%           1.35%          0.95%          0.40%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------

* Expense information for the Loomis Sayles Intermediate Duration Fixed Income Fund and the Loomis Sayles Inflation Protected Securities Fund reflects a reduction in the advisory fee of each Fund from 0.30% of the average daily net assets of each Fund to 0.25% of the average daily net assets of each Fund, effective July 1, 2005.

** Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

(1) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.65% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

(2) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.75% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.40% annually of this Fund's average daily net assets. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(4) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.55% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

(5) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.40% annually of this Fund's average daily net assets. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


EXAMPLE

----------------------------------------------------------------- ---------- ------------ -------------- --------------
FUND                                                               1 YEAR*    3 YEARS*      5 YEARS*       10 YEARS*
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES FIXED INCOME FUND                                      $63        $199        $346           $774
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND                         $77        $257        $453          $1,018
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND                $41        $172        $315           $731
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND                     $56        $176        $307           $689
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND                    $41        $334        $648          $1,541
----------------------------------------------------------------- ---------- ------------ -------------- --------------







* The Examples for the Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund and Loomis Sayles Inflation Protected Securities Fund are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. The Examples for the Loomis Sayles Fixed Income Fund and Loomis Sayles Investment Grade Fixed Income Fund are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.


                                                                   M-LSSP33-1005

                      LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                       LOOMIS SAYLES SMALL CAP VALUE FUND
                      LOOMIS SAYLES TAX-MANAGED EQUITY FUND
                            LOOMIS SAYLES VALUE FUND
                          LOOMIS SAYLES WORLDWIDE FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the Loomis Sayles Retail Equity Funds Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

Effective September 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. As a result of these new arrangements, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
                                                                                    TOTAL
                                                    DISTRIBUTION                 ANNUAL FUND                T
                                     MANAGEMENT       (12B-1)         OTHER       OPERATING    FEE WAIVER/       NET
FUND/CLASS                              FEES            FEES        EXPENSES+      EXPENSES    REIMBURSE-MEN  EXPENSES
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES AGGRESSIVE GROWTH
FUND(1)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.39%         1.14%         0.14%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.62%         1.62%         0.37%         1.25%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES SMALL CAP GROWTH
FUND(1)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.54%         1.29%         0.29%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.67%         1.67%         0.42%         1.25%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES SMALL CAP VALUE
FUND(2)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.19%         0.94%         0.04%         0.90%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.31%         1.31%         0.16%         1.15%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Admin Class                       0.75%           0.25%          0.44%*        1.44%         0.04%         1.40%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES TAX-MANAGED EQUITY
FUND(3)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.50%           0.00%          1.80%         2.30%         1.65%         0.65%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES VALUE FUND(4)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.50%           0.00%          0.39%         0.89%         0.04%         0.85%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES WORLDWIDE FUND(5)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.69%         1.44%         0.44%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------

+ Other expenses have been restated to reflect current fees and expenses.

(1) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares and 1.25% for Retail class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.90% for Institutional class shares, 1.15% for Retail class shares and 1.40% for Admin class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.65% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(4) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.85% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(5) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

* Other expenses include an administrative fee of 0.25% for Admin Class shares.

EXAMPLE

---------------------------------------------------- ------------ -------------- -------------- -------------
FUND/CLASS                                             1 YEAR*      3 YEARS*       5 YEARS*      10 YEARS*
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $348           $614          $1,374
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $127          $475           $846          $1,891
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $380           $680          $1,531
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $127          $486           $868          $1,941
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES SMALL CAP VALUE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $92          $296           $516          $1,151
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $117          $399           $703          $1,565
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Admin Class                                        $143          $452           $783          $1,721
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES TAX-MANAGED EQUITY FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $66          $559          $1,080         $2,508
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES VALUE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $87          $280           $489          $1,092
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES WORLDWIDE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $412           $745          $1,686
---------------------------------------------------- ------------ -------------- -------------- -------------

* The Example for each Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.


                                                                   M-LSSP32-1005